Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Cash and cash equivalents [abstract]
Cash at bank and on hand	$ 389	$ 311
Money market accounts	389	1,476
Cash and cash equivalents	$ 778	$ 1,787